Asbestos (Details 5) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)
Changes in the restricted cash and short-term investments of the AICF
Restricted cash and cash equivalents and restricted short-term investments, Beginning balance			$ 61.9	59.9
Exchange rate, Beginning balance			0.9676	0.9676
Asbestos claims paid			(103.5)	(99.1)
Asbestos claims paid, Exchange rate			0.9573	0.9573
Payments received in accordance with AFFA			51.5	48.9
Payments received in accordance with AFFA, Exchange rate			0.9487	0.9487
AICF operating costs paid - claims-handling			(2.8)	(2.7)	(2.2)	(2.1)
AICF operating costs paid - claims handling, Exchange rate			0.9573	0.9573
AICF operating costs paid - non-claims handling			(2.8)	(2.7)
AICF operating costs paid - non-claims handling, Exchange rate			0.9573	0.9573
Insurance recoveries			25.0	23.9
Insurance Recoveries Exchange Rate			0.9573	0.9573
Interest and investment income			3.3	3.2
Interest and investment income, Exchange rate			0.9573	0.9573
Unrealized gain on investments			0.1	0.1
Unrealized gain on investments, Exchange rate			0.9573	0.9573
Proceeds from loan facility	32.0	29.7	32.0	29.7
Proceeds from loan facility, exchange rate			0.9281	0.9281
Other			1.4	1.3
Other, Exchange rate			0.9573	0.9573
Loss on foreign currency exchange			(1.1)
Restricted cash and cash equivalents and restricted short-term investments, Ending balance			$ 65.0	62.5	$ 61.9
Exchange rate, Ending balance			0.9614	0.9614	0.9676